Supplemental information to the Consolidated Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Transfers from loans to other assets for other real estate owned	$ 1	$ 1	$ 2
Change in assets of consolidated investment management funds	25	242	16
Change in liabilities of consolidated investment management funds	0	2	1
Change in nonredeemable noncontrolling interests of consolidated investment management funds	53	41	1
Securities purchased not settled	0	205	497
Available-for-sale securities transferred to held-to-maturity	13,800	501	0
Premises and equipment/capitalized software funded by finance lease obligations	27	10	14
Premises and equipment/operating lease obligations	97	208	1,754
Investment redemptions not settled	$ 0	$ 9	$ 20